INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Finance Costs
Interests with the Parents	$ (1,861,774)	$ (1,386,288)	$ (118,266)
Interests	(17,535,324)	(21,397,153)	(15,442,312)
Financial commissions	(1,483,428)	(1,578,292)	(1,628,075)
Finance Costs	(20,880,526)	(24,361,733)	(17,188,653)
Other finance results
Exchange differences generated by assets	30,194,601	48,355,784	25,710,957
Exchange differences generated by liabilities	(50,815,215)	(66,200,973)	(49,540,369)
Changes in fair value of financial assets or liabilities and other financial results	(418,186)	406,310	67,349
Gain from cancellation of purchase option		6,582,849
Share-based payment cost of listing shares		(20,893,789)
Net gain of inflation effect on monetary items	9,216,684	14,653,335
Other finance results	(11,822,116)	(17,096,484)	(23,762,063)
Profit from translation effects	(10,108,444)	5,240,151	(29,845,780)
Rizobacter Argentina S.A
Other finance results
Profit from translation effects	$ 3,600,000	$ 1,200,000	$ 3,900,000